T. ROWE PRICE Summit Municipal Intermediate Fund
July 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 100.5%
ALABAMA 0.2%
Southeast Energy Auth. Cooperative Dist., Series B, VRDN, 4.00%,
12/1/51 (Tender 12/1/31)  5,000 6,289
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32 (1) 4,343 4,756
11,045
ALASKA 0.2%
Alaska Housing Fin., Series B, 5.00%, 12/1/31  8,325 10,298
10,298
ARIZONA 1.9%
Arizona HFA, Banner Health, Series A, 5.00%, 1/1/23  1,430 1,529
Maricopa County IDA, Banner Health, 5.00%, 1/1/32  10,465 12,721
Maricopa County IDA, Banner Health, Series C, VRDN, 5.00%,
1/1/48 (Tender 10/18/24)  12,145 13,996
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.00%,
11/15/24  1,655 1,697
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.25%,
11/15/29  2,110 2,185
Phoenix Civic Improvement, 4.00%, 7/1/44  5,650 6,660
Phoenix Civic Improvement, 5.00%, 7/1/33 (2) 630 794
Phoenix Civic Improvement, 5.00%, 7/1/35 (2) 4,700 5,903
Phoenix Civic Improvement, 5.00%, 7/1/36 (2) 3,715 4,656
Phoenix Civic Improvement, Series A, 4.00%, 7/1/40  2,250 2,797
Phoenix Civic Improvement, Series A, 4.00%, 7/1/42  4,025 4,975
Phoenix Civic Improvement, Series A, 5.00%, 7/1/23 (2) 1,000 1,092
Phoenix Civic Improvement, Series A, 5.00%, 7/1/24 (2) 1,300 1,477
Phoenix Civic Improvement, Series A, 5.00%, 7/1/25 (2) 2,195 2,584
Phoenix Civic Improvement, Series B, 5.00%, 7/1/30  1,500 1,866
Phoenix Civic Improvement, Series B, 5.00%, 7/1/31  4,175 5,186
Phoenix Civic Improvement, Series B, 5.00%, 7/1/32  1,280 1,590
Phoenix Civic Improvement, Series B, 5.00%, 7/1/33  3,060 3,800
Phoenix Civic Improvement, Series B, 5.00%, 7/1/34  1,690 2,099
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/23  100 108
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/24  300 337
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/25  300 349
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/26  250 299
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/27  300 369

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/28  450 563
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/29  350 435
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/30  350 432
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  400 491
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/32  400 489
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/33  300 366
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 12/1/28  2,480 2,520
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/30  10,000 12,315
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/31  12,990 15,969
Salt River Agricultural Improvement & Power Dist., Arizona Electric
Sys., 5.00%, 1/1/31  3,000 3,791
Salt River Agricultural Improvement & Power Dist., Arizona Electric
Sys., 5.00%, 1/1/32  6,695 8,896
125,336
CALIFORNIA 9.4%
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/31  1,000 1,095
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/33  2,000 2,189
Bay Area Toll Auth., San Francisco Bay Area, Series F-1, 5.00%,
4/1/28 (Prerefunded 4/1/22) (3) 8,985 9,280
California, GO, 4.00%, 11/1/35  6,355 7,934
California, GO, 4.00%, 11/1/36  6,000 7,469
California, GO, 4.00%, 11/1/37  3,595 4,455
California, GO, 4.00%, 11/1/45  715 807
California, GO, 5.00%, 4/1/29  2,840 3,750
California, GO, 5.00%, 9/1/31 (4) 5,400 7,484
California, GO, 5.00%, 11/1/31  7,875 10,243
California, GO, 5.00%, 9/1/32 (4) 4,000 5,525
California Dept. of Water Resources & Power Supply, Series O,
5.00%, 5/1/22 (5) 5,000 5,185
California Dept. of Water Resources & Power Supply, Central
Valley, Series AW, 5.00%, 12/1/31  7,000 8,632
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33  2,075 2,611
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34  2,500 3,143
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35
(Prerefunded 11/15/25) (3) 9,380 11,259

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
California HFFA, Sutter Health, Series D, 5.25%, 8/15/31
(Prerefunded 8/15/21) (3) 4,000 4,007
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  3,948 4,890
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  7,830 9,315
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of SIFMA + 0.70%, 0.72%, 12/1/50 (Tender 6/1/26)  3,375 3,419
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.00%, 8/15/30  1,000 1,106
California PFA, Enso Village Project, 2.375%, 11/15/28 (1) 1,000 1,017
California PFA, Enso Village Project, 3.125%, 5/15/29 (1) 895 913
California PFA, Enso Village Project, 5.00%, 11/15/36 (1) 750 903
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27 (1) 1,220 1,238
California Public Works Board, Judicial Council, Series A, 5.00%,
3/1/27  1,350 1,454
California Public Works Board, Judicial Council, Series A, 5.00%,
3/1/28  1,660 1,787
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/32  3,000 3,390
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/33  2,380 2,688
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  2,630 3,012
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/34  10,830 12,357
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (1) 2,265 2,635
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (1) 1,005 1,182
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/28 (1) 4,235 4,955
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (1) 3,000 3,493
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/30 (1) 6,875 7,963
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/31 (1) 4,275 4,934
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (1) 7,750 8,855
California, Various Purpose, GO, 4.00%, 3/1/27  7,465 8,914
California, Various Purpose, GO, 4.00%, 3/1/28  8,000 9,766
California, Various Purpose, GO, 4.00%, 9/1/35  5,000 5,810
California, Various Purpose, GO, 5.00%, 8/1/24  5,290 6,058
California, Various Purpose, GO, 5.00%, 8/1/24  1,685 1,930
California, Various Purpose, GO, 5.00%, 10/1/26  16,565 17,904
California, Various Purpose, GO, 5.00%, 10/1/27  18,140 19,603
California, Various Purpose, GO, 5.00%, 11/1/27  20,000 22,177

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
California, Various Purpose, GO, 5.00%, 9/1/28  8,800 10,820
California, Various Purpose, GO, 5.00%, 10/1/29  13,950 16,004
California, Various Purpose, GO, 5.00%, 8/1/30  4,000 4,737
California, Various Purpose, GO, 5.00%, 8/1/33  12,000 15,020
California, Various Purpose, GO, 5.00%, 3/1/34  5,000 6,621
California, Various Purpose, GO, 5.00%, 3/1/34  2,320 3,072
California, Various Purpose, GO, 5.00%, 8/1/35  9,875 11,214
California, Various Purpose, GO, 5.00%, 4/1/37  2,185 2,358
California, Various Purpose, GO, 5.00%, 4/1/38  440 492
California, Various Purpose, BID Group, GO, 5.00%, 8/1/27  21,250 26,867
California, Various Purpose, BID Group, GO, 5.00%, 8/1/30  8,000 9,762
California, Various Purpose, BID Group, GO, 5.00%, 11/1/34  5,000 6,729
Los Angeles County Metropolitan Transportation Auth., Refunding,
Series A, 5.00%, 7/1/33  21,790 27,347
Los Angeles County Metropolitan Transportation Auth., Refunding,
Series A, 5.00%, 7/1/34  23,360 29,298
Los Angeles Dept. of Airports, 5.00%, 5/15/32 (2) 6,100 7,863
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/40  2,315 3,084
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/29 (2) 6,050 7,629
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/33 (2) 7,920 10,371
Los Angeles Dept. of Water & Power, Series A, 5.00%, 7/1/27  90 94
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/29  15,735 17,175
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/34  5,000 5,965
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 0.817%, 7/1/27  3,565 3,585
San Diego County Regional Airport Auth., 5.00%, 7/1/31  1,395 1,856
San Diego County Regional Airport Auth., 5.00%, 7/1/32  2,500 3,311
San Diego County Regional Airport Auth., 5.00%, 7/1/33  3,000 3,966
San Diego County Regional Airport Auth., 5.00%, 7/1/34  3,000 3,956
San Diego County Regional Airport Auth., 5.00%, 7/1/35  1,205 1,585
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/22 (2)(5) 2,600 2,694
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/38 (2) 6,250 8,046
San Francisco City & County Int'l. Airport, Series A-1, VRDN,
0.03%, 5/1/30 (2) 3,825 3,825
San Francisco City & County Int'l. Airport, Series D, 5.00%,
5/1/23 (2) 1,975 2,139
San Francisco City & County Int'l. Airport, Series E, 5.00%,
5/1/37 (2) 4,450 5,632
San Francisco City & County Int'l. Airport, Series H, 5.00%,
5/1/30 (2) 8,335 10,731
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series D, 5.00%, 5/1/34  3,800 4,911
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series D, 5.00%, 5/1/35  6,735 8,689

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
San Francisco City & County Int'l. Airport, Unrefunded Balance,
Series A, 5.00%, 5/1/23 (2) 1,975 2,139
San Francisco Community College Dist., GO, 5.00%, 6/15/29  905 1,060
San Francisco Community College Dist., GO, 5.00%, 6/15/30  4,080 4,778
San Francisco Community College Dist., GO, 5.00%, 6/15/31  4,060 4,749
San Jose Int'l. Airport, Series A, 4.00%, 3/1/34 (2)(6) 1,650 2,028
San Jose Int'l. Airport, Series A, 5.00%, 3/1/33 (2) 1,300 1,725
San Jose Int'l. Airport, Series C, 5.00%, 3/1/28  1,750 1,955
San Jose Int'l. Airport, Series C, 5.00%, 3/1/29  2,000 2,235
Univ. of California, Series AI, 5.00%, 5/15/32  13,500 14,656
Univ. of California, Series G, 5.00%, 5/15/32 (Prerefunded
5/15/22) (3) 2,795 2,903
Univ. of California Regents, Series G, 5.00%, 5/15/30
(Prerefunded 5/15/22) (3) 3,540 3,676
Univ. of California Regents, Unrefunded Balance, Series G, 5.00%,
5/15/37  10,075 10,467
Univ. of California, Unrefunded Balance, Series G, 5.00%, 5/15/30  4,260 4,426
Univ. of California, Unrefunded Balance, Series G, 5.00%, 5/15/32  2,575 2,675
615,656
COLORADO 2.4%
Colorado, Series A, COP, 4.00%, 12/15/35  1,450 1,825
Colorado, Series A, COP, 4.00%, 12/15/36  1,195 1,500
Colorado, Series A, COP, 4.00%, 12/15/38  2,385 2,975
Colorado, Series A, COP, 4.00%, 12/15/39  3,780 4,686
Colorado, Series A, COP, 4.00%, 12/15/40  3,000 3,711
Colorado HFA, Catholic Health Initiatives, Series B-1, 5.00%,
7/1/30 (Prerefunded 11/9/22) (3) 4,045 4,289
Colorado HFA, Commonspirit Health, Series B, VRDN, 5.00%,
8/1/49 (Tender 8/1/25)  3,725 4,316
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27  2,425 3,062
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/28  5,450 7,053
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/34  7,250 9,431
Denver City & County Airport, Series A, 5.00%, 12/1/30 (2) 8,845 11,829
Denver City & County Airport, Series A, 5.00%, 12/1/32 (2) 3,510 4,430
Denver City & County Airport, Series A, 5.00%, 12/1/33 (2) 6,550 8,244
Denver City & County Airport, Series A, 5.00%, 12/1/35 (2) 22,700 28,460
Denver City & County Airport, Series A, 5.00%, 12/1/43 (2) 24,360 30,083
Denver City & County Airport, Series A, 5.25%, 11/15/23
(Prerefunded 11/15/21) (2)(3) 2,245 2,277
Denver City & County Airport, Series B, 5.00%, 11/15/29
(Prerefunded 11/15/22) (3) 2,645 2,810
Denver City & County Airport, Series B, 5.00%, 11/15/30
(Prerefunded 11/15/22) (3) 3,725 3,958
Denver City & County Airport, Series B, 5.25%, 11/15/28  3,000 3,340
Denver City & County Airport, United Airlines, 5.00%, 10/1/32 (2) 12,090 12,916

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Regional Transportation Dist., Fastracks Project, Series A, 5.00%,
11/1/29 (Prerefunded 11/1/22) (3) 3,875 4,113
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/21 (7) 200 203
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/23 (7) 585 646
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/23 (7) 230 254
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/25 (7) 250 294
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/26 (7) 575 701
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/29 (7) 630 823
158,229
CONNECTICUT 0.7%
Connecticut, Series A, GO, 5.00%, 10/15/25  5,000 5,532
Connecticut, Series E, GO, 5.00%, 9/15/31  12,000 15,350
Connecticut HEFA, Yale New Haven Health, Series C, VRDN,
0.01%, 7/1/25  570 570
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 10/1/29  10,000 11,010
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/32  10,000 12,564
Mashantucket Western Pequot Tribe, (4.00% Cash and 2.05%
PIK), 6.05%, 7/1/31 (8)(9) 384 58
45,084
DELAWARE 0.2%
Delaware, Series A, GO, 5.00%, 2/1/31  3,915 4,953
Delaware, Series A, GO, 5.00%, 2/1/32  3,000 3,785
Univ. of Delaware, 5.00%, 11/1/38  2,235 2,874
11,612
DISTRICT OF COLUMBIA 3.0%
District of Columbia, Series A, 5.00%, 3/1/34  2,485 3,283
District of Columbia, Series A, 5.00%, 3/1/40  3,110 4,065
District of Columbia, Series A, GO, 5.00%, 6/1/30  750 880
District of Columbia, Series A, GO, 5.00%, 6/1/31  5,000 5,866
District of Columbia, Series A, GO, 5.00%, 6/1/34  4,965 5,990
District of Columbia, Series A, GO, 5.00%, 6/1/36  4,550 5,637
District of Columbia, Series C, 5.00%, 5/1/37  1,780 2,348
District of Columbia, Series D, GO, 5.00%, 6/1/29  4,365 5,453
District of Columbia, Series D, GO, 5.00%, 6/1/32  10,000 12,429
District of Columbia Water & Sewer Auth., Series B, 5.00%,
10/1/36  2,000 2,364
District of Columbia, Georgetown Univ., 5.00%, 4/1/33  3,000 3,631
District of Columbia, Georgetown Univ., 5.00%, 4/1/34  1,800 2,178
District of Columbia, Georgetown Univ., 5.00%, 4/1/35  2,000 2,417
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/31 (2) 8,185 9,934

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/37 (2) 1,000 1,234
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/38 (2) 1,500 1,845
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/24 (2) 8,880 10,194
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/27 (2) 2,790 3,184
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/28 (2) 2,310 2,629
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/29 (2) 4,180 5,355
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/30 (2) 3,285 4,196
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31 (2) 4,675 5,958
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/33 (2) 5,300 6,727
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/34 (2) 7,350 8,882
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (2) 13,795 16,652
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/30 (2) 10,280 12,073
Metropolitan Washington Airports Auth., Airport Sys., Series A,
5.00%, 10/1/31 (2) 3,655 3,850
Metropolitan Washington Airports Auth., Airport Sys., Series A,
5.00%, 10/1/40 (2) 3,410 4,342
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/28  5,000 6,242
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/29  8,190 10,163
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/30  2,800 3,456
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/35  1,000 1,219
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/36  855 1,040
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/37  1,000 1,213
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/35  4,060 5,014
Washington Metropolitan Area Transit Auth., Green Bond,
Series A, 4.00%, 7/15/38  6,845 8,505
Washington Metropolitan Area Transit Auth., Green Bond,
Series A, 4.00%, 7/15/39  3,220 3,990

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Washington Metropolitan Area Transit Auth., Green Bond,
Series A, 5.00%, 7/15/41  1,500 2,005
196,443
FLORIDA 8.6%
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%,
12/1/23  1,125 1,222
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/21  500 508
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/22  520 553
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/24  1,250 1,442
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/34  2,615 3,394
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series B,
5.00%, 12/1/34  12,380 14,123
Brevard County HFA, Health First, 5.00%, 4/1/23  450 486
Brevard County HFA, Health First, 5.00%, 4/1/27  2,075 2,323
Brevard County HFA, Health First, 5.00%, 4/1/29  750 838
Brevard County HFA, Health First, 5.00%, 4/1/30  3,285 3,669
Brevard County HFA, Health First, 5.00%, 4/1/31  4,490 5,010
Brevard County HFA, Health First, 5.00%, 4/1/33  2,845 3,170
Brevard County HFA, Health First, 5.00%, 4/1/39  9,855 10,898
Broward County Airport, 5.00%, 10/1/27 (2) 1,250 1,569
Broward County Airport, 5.00%, 10/1/29 (2) 2,265 2,815
Broward County Airport, 5.00%, 10/1/30 (2) 1,250 1,551
Broward County Airport, 5.00%, 10/1/31 (2) 1,500 1,856
Broward County Airport, 5.00%, 10/1/32 (2) 1,815 2,247
Broward County Airport, 5.00%, 10/1/33 (2) 1,295 1,599
Broward County Airport, 5.00%, 10/1/34 (2) 1,500 1,848
Broward County Airport, Series A, 4.00%, 10/1/44 (2) 1,225 1,431
Broward County Airport, Series A, 5.00%, 10/1/33 (2) 4,840 6,247
Broward County Airport, Series A, 5.00%, 10/1/34 (2) 5,500 7,080
Broward County Airport, Series A, 5.25%, 10/1/29 (Prerefunded
10/1/23) (2)(3) 1,650 1,828
Broward County Airport, Series P-2, 5.00%, 10/1/25  3,700 3,907
Broward County Airport, Series P-2, 5.00%, 10/1/26 (Prerefunded
10/1/22) (3) 2,885 3,050
Broward County Airport, Series Q-1, 5.00%, 10/1/28 (Prerefunded
10/1/22) (3) 5,090 5,381
Broward County Airport, Series Q-2, 5.00%, 10/1/27 (Prerefunded
10/1/22) (2)(3) 2,000 2,112
Broward County Port Fac., Series C, 5.00%, 9/1/29  1,760 2,325
Broward County Port Fac., Series D, 5.00%, 9/1/26 (2) 2,760 3,338
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/25  750 871

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/26  1,250 1,494
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/27  1,500 1,836
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/28  1,500 1,871
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  500 634
Central Florida Expressway Auth., 4.00%, 7/1/35 (7) 3,500 4,377
Central Florida Expressway Auth., 4.00%, 7/1/37 (7) 4,000 4,967
Central Florida Expressway Auth., 4.00%, 7/1/38 (7) 150 186
Central Florida Expressway Auth., 4.00%, 7/1/39 (7) 3,070 3,789
Central Florida Expressway Auth., Series A, 5.00%, 7/1/30  16,915 20,504
Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/28  10,720 11,158
Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/29  4,965 6,238
Florida Board of Ed., Lottery Revenue, Series A, 5.00%, 7/1/23  10,035 10,975
Florida Dept. of Environmental Protection, Forever Revenue,
Series B, 5.00%, 7/1/22 (Prerefunded 8/18/21) (3) 10,500 10,521
Florida DOT, Garvees, Series A, 5.00%, 7/1/30  10,085 13,443
Florida Municipal Power Agency, Series A, 5.00%, 10/1/31  7,910 9,632
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/25 (2) 10,000 11,870
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/27 (2) 15,315 19,221
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/34 (2) 3,000 3,697
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/35 (2) 6,500 7,999
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44 (2) 4,580 5,776
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series A,
5.00%, 10/1/23 (2) 1,480 1,632
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series B,
5.00%, 10/1/33  5,160 5,909
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series B,
5.00%, 10/1/34  3,090 3,536
Jacksonville, Better Jacksonville Sales Tax, 5.00%, 10/1/21  5,075 5,116
Jacksonville, Better Jacksonville Sales Tax, Series A, 5.00%,
10/1/30  5,000 5,280
Jacksonville, Better Jacksonville Sales Tax, Baptist Health, VRDN,
0.03%, 8/1/36  3,000 3,000
JEA Electric System, Series A, VRDN, 0.03%, 10/1/36  6,000 6,000
Lee Memorial Health Sys., Series A-1, 4.00%, 4/1/37  1,300 1,535
Lee Memorial Health Sys., Series A-1, 5.00%, 4/1/34  1,240 1,579
Miami-Dade County Aviation, 5.00%, 10/1/27 (2) 2,925 3,330
Miami-Dade County Aviation, Series A, 5.00%, 10/1/23 (2) 9,000 9,496
Miami-Dade County Aviation, Series A, 5.00%, 10/1/24 (2) 10,000 10,549
Miami-Dade County Aviation, Series A, 5.00%, 10/1/26
(Prerefunded 10/1/22) (2)(3) 5,000 5,280
Miami-Dade County Aviation, Series A, 5.00%, 10/1/29 (2) 1,800 2,048
Miami-Dade County Aviation, Series A, 5.00%, 10/1/30 (2) 6,950 7,903

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Miami-Dade County Aviation, Series A, 5.00%, 10/1/32 (2) 9,590 10,888
Miami-Dade County Aviation, Series A, 5.00%, 10/1/38 (2) 5,930 6,916
Miami-Dade County Aviation, Series A, 5.00%, 10/1/49 (2) 12,335 15,430
Miami-Dade County Aviation, Series B, 5.00%, 10/1/25
(Prerefunded 10/1/22) (3) 3,000 3,172
Miami-Dade County Aviation, Series B, 5.00%, 10/1/26
(Prerefunded 10/1/22) (3) 12,420 13,131
Miami-Dade County Aviation, Series B, 5.00%, 10/1/27
(Prerefunded 10/1/22) (3) 4,980 5,265
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/30  2,000 2,260
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,260
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/33  3,000 3,603
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/26  4,530 5,139
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/27  3,850 4,358
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/28  2,775 3,136
Miami-Dade County Expressway Auth., Toll, Series A, 5.00%,
7/1/26  3,900 4,069
Miami-Dade County Expressway Auth., Toll, Series A, 5.00%,
7/1/28  5,565 5,802
Miami-Dade County Expressway Auth., Toll, Series A, 5.00%,
7/1/30  1,250 1,303
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/37  1,000 1,225
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/38  520 635
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/41  1,250 1,516
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/42  1,750 2,116
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/44  1,400 1,686
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/46  850 1,020
Orange County Convention Center, Tourist Dev. Tax, 5.00%,
10/1/21  5,680 5,724
Orange County Convention Center, Tourist Dev. Tax, 5.00%,
10/1/22  12,020 12,695
Orange County Convention Center, Tourist Dev. Tax, 5.00%,
10/1/23  12,735 14,028
Orange County School Board, Series C, COP, 5.00%, 8/1/30
(Prerefunded 8/1/25) (3) 18,050 21,408
Orange County School Board, Series C, COP, 5.00%, 8/1/33  5,535 6,684
Orange County School Board, Series D, COP, 5.00%, 8/1/30
(Prerefunded 8/1/25) (3) 2,250 2,669
Orlando-Orange County Expressway Auth., 5.00%, 7/1/28
(Prerefunded 7/1/23) (3) 4,990 5,452

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Orlando-Orange County Expressway Auth., 5.00%, 7/1/29
(Prerefunded 7/1/23) (3) 5,005 5,468
Orlando-Orange County Expressway Auth., 5.00%, 7/1/32
(Prerefunded 7/1/23) (3) 11,550 12,619
Orlando-Orange County Expressway Auth., Series B, 5.00%,
7/1/24 (Prerefunded 7/1/23) (3) 1,830 1,999
Reedy Creek Improvement Dist., Series A, GO, 5.00%, 6/1/27
(Prerefunded 6/1/23) (3) 3,900 4,250
Reedy Creek Improvement Dist., Series A, GO, 5.00%, 6/1/28
(Prerefunded 6/1/23) (3) 5,000 5,448
South Broward Hosp. Dist., 5.00%, 5/1/22  3,000 3,109
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/21  1,250 1,252
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/22  1,945 2,042
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/23  1,015 1,113
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34  6,385 7,953
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35  9,000 11,198
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/26  10,700 11,097
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/27  400 478
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/28  325 387
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/29  420 499
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/30  365 434
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/31  700 831
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/32  1,070 1,270
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/33  455 540
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation,
Series A, 5.00%, 9/1/25  2,900 3,038
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation,
Series A, 5.00%, 9/1/26  1,400 1,465
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
1, STEP, 0.00%, 5/1/40  415 408
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
2, STEP, 0.00%, 5/1/40  255 196
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
3, 6.61%, 5/1/40 (8)(10) 280 —
Tolomato Community Dev. Dist., Special Assessment, Series 3,
6.45%, 5/1/23 (8)(10) 155 —
Tolomato Community Dev. Dist., Special Assessment, Series A-4,
STEP, 0.00%, 5/1/40  100 90
561,846
GEORGIA 4.4%
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/27  1,825 2,031
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/29  12,865 14,371
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/30  10,500 11,713
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/31  14,440 16,079
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/33  2,055 2,283
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/36  4,585 5,918

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/38  5,000 6,424
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29  1,900 1,432
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  8,950 6,740
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  2,165 1,630
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/30  2,335 2,712
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/31  4,280 4,968
Atlanta Water & Wastewater, 5.00%, 11/1/31  12,860 15,024
Atlanta Water & Wastewater, 5.00%, 11/1/35 (Prerefunded
5/1/25) (3) 6,000 7,062
Cobb County Kennestone Hosp. Auth., Wellstar Health, 5.00%,
4/1/25  1,075 1,255
Cobb County Kennestone Hosp. Auth., Wellstar Health, 5.00%,
4/1/26  2,100 2,534
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/29  5,395 5,753
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/31  500 610
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/33  1,250 1,521
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  2,250 2,731
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/34  1,475 1,923
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/31  400 488
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/32  1,000 1,218
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/33  2,000 2,434
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/34  2,515 3,057
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/26  1,860 2,237
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/28  1,200 1,483
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/29  1,780 2,188
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/30  6,300 7,701
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/35  5,000 6,038

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/37  2,500 3,008
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/28  2,500 3,089
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/29  2,750 3,378
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/31  2,365 2,878
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/32  3,660 4,443
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/33  3,390 4,107
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/32  1,000 1,218
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/34  1,205 1,465
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/35  1,000 1,214
Main Street Natural Gas, Series A, 5.00%, 5/15/28  3,800 4,815
Main Street Natural Gas, Series A, 5.50%, 9/15/22  3,230 3,418
Main Street Natural Gas, Series A, 5.50%, 9/15/24  2,500 2,885
Main Street Natural Gas, Series A, 5.50%, 9/15/27  11,060 13,998
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/43  2,000 2,468
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  5,795 6,254
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  17,455 20,235
Main Street Natural Gas, Georgia Municipal Gas Auth., Series D,
FRN, 67% of 1M USD LIBOR + 0.83%, 0.897%, 8/1/48 (Tender
12/1/23)  14,725 14,841
Metropolitan Atlanta Rapid Transit Auth., Sales Tax, Series B,
5.00%, 7/1/32  5,000 6,064
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/28  8,660 10,448
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/29  9,290 11,684
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/30  1,870 2,341
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/31  1,965 2,448
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/32  1,060 1,317
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/33  665 824
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/30  2,675 3,349

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/31  1,560 1,944
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/32  1,700 2,112
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/33  1,845 2,287
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/34  2,005 2,479
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/35  3,415 4,217
Savannah Economic Dev. Auth., Marshes of Skidaway Island,
6.00%, 1/1/24 (5) 485 525
Savannah Economic Dev. Auth., Marshes of Skidaway Island,
7.00%, 1/1/34 (Prerefunded 1/1/24) (3) 3,000 3,479
290,790
HAWAII 0.4%
Hawaii Airports Sys., Series A, 5.00%, 7/1/43 (2) 6,000 7,382
Hawaii Airports Sys., Series D, 4.00%, 7/1/37  16,800 20,617
27,999
IDAHO 0.2%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/25  1,055 1,178
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/26  1,000 1,115
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/28  745 827
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29  650 721
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/30  725 804
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/31  720 798
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/32  1,000 1,107
Idaho HFA, Saint Luke's Health, Series C, VRDN, 0.01%, 3/1/48  900 900
Idaho HFA, Trinity Health, Series D, 5.50%, 12/1/29  2,185 2,589
10,039
ILLINOIS 3.4%
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/23
(Prerefunded 1/1/22) (2)(3) 5,500 5,610
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (2) 23,000 26,462
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/29 (2) 5,450 6,260
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/30 (2) 13,000 14,933
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/31  3,600 4,274
Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34  8,450 10,426
Chicago Transit Auth., Federal Highway, 5.00%, 6/1/22  3,405 3,541
Chicago Transit Auth., Federal Highway, 5.00%, 6/1/23  4,150 4,512
Chicago Wastewater, Series A, 5.00%, 1/1/32  4,045 4,919
Chicago Wastewater, Series A, 5.00%, 1/1/33  4,250 5,166
Chicago Wastewater, Series A, 5.00%, 1/1/34  4,460 5,412
Illinois, GO, 4.00%, 6/1/32  530 593

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Illinois, GO, 4.00%, 6/1/35  2,075 2,313
Illinois, GO, 5.375%, 5/1/23  1,080 1,175
Illinois, GO, 5.50%, 5/1/24  1,000 1,139
Illinois, GO, 5.50%, 5/1/25  1,000 1,184
Illinois, Series A, GO, 5.00%, 3/1/24  345 386
Illinois, Series A, GO, 5.00%, 3/1/25  1,500 1,739
Illinois, Series A, GO, 5.00%, 10/1/25  2,050 2,422
Illinois, Series A, GO, 5.00%, 11/1/25  3,825 4,531
Illinois, Series A, GO, 5.00%, 3/1/26  2,500 2,991
Illinois, Series A, GO, 5.00%, 3/1/27  4,000 4,900
Illinois, Series A, GO, 5.00%, 12/1/27  7,685 9,568
Illinois, Series B, GO, 5.00%, 3/1/24  875 978
Illinois, Series B, GO, 5.00%, 3/1/25  1,375 1,594
Illinois, Series B, GO, 5.00%, 3/1/26  2,325 2,780
Illinois, Series B, GO, 5.00%, 3/1/27  4,525 5,543
Illinois, Series D, GO, 5.00%, 11/1/21  13,030 13,185
Illinois, Series D, GO, 5.00%, 11/1/24  4,385 5,024
Illinois, Series D, GO, 5.00%, 11/1/25  20,335 24,088
Illinois, Series D, GO, 5.00%, 11/1/26  7,500 9,117
Illinois Fin. Auth., Carle Foundation, Series C, VRDN, 0.02%,
8/15/52  1,500 1,500
Illinois Fin. Auth., Chicago Univ., Series B, VRDN, 0.02%, 7/1/34  12,617 12,617
Illinois Fin. Auth., Univ. of Chicago Medical, VRDN, 0.02%, 7/1/38  1,302 1,302
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/27  1,275 1,476
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/28  1,150 1,327
Illinois State Toll Highway Auth., Series D, 5.00%, 1/1/22  1,445 1,474
Metropolitan Pier & Exposition Auth., McCormick Place, Series B,
5.00%, 12/15/28  9,000 9,369
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/23  5,075 5,523
221,353
INDIANA 0.1%
Indiana Fin. Auth., Duke Energy Project, Series A-5, VRDN, 0.03%,
10/1/40  1,800 1,800
Indiana Fin. Auth., Parkview Health System, Series D, VRDN,
0.02%, 11/1/39  1,950 1,950
Indiana Municipal Power Agency, Power Supply, Series A, 5.00%,
1/1/29  4,250 4,896
Valparaiso, Pratt Paper, 5.875%, 1/1/24 (2) 1,065 1,151
9,797
IOWA 0.7%
Iowa Fin. Auth., Iowa Fertilizer, 3.125%, 12/1/22  1,210 1,235
Iowa Fin. Auth., Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)  5,980 6,586
Iowa Fin. Auth., Unity Point Health, Series B-1, VRDN, 0.01%,
2/15/39  3,600 3,600

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Iowa Fin. Auth., Unity Point Health, Series B-2, VRDN, 0.01%,
2/15/39  8,740 8,740
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  20,435 24,705
44,866
KANSAS 0.5%
Kansas DFA, Adventist Health/Sunbelt, Series A, 5.00%, 11/15/32  11,400 11,831
Kansas DFA, Adventist Health/Sunbelt, Series B, VRDN, 5.00%,
11/15/54 (Tender 11/15/28)  8,000 10,422
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/23  1,155 1,234
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/25  1,000 1,138
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/26  1,045 1,214
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/28  2,300 2,649
Wichita, Via Christi Health, Series A, 5.25%, 11/15/25
(Prerefunded 11/15/21) (3) 3,925 3,982
32,470
KENTUCKY 1.6%
Ashland, Ashland Medical Center, 5.00%, 2/1/27  660 807
Ashland, Ashland Medical Center, 5.00%, 2/1/29  805 1,029
Ashland, Ashland Medical Center, 5.00%, 2/1/30  370 481
Ashland, Ashland Medical Center, 5.00%, 2/1/31  460 585
Ashland, Ashland Medical Center, 5.00%, 2/1/32  125 158
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/27  8,625 10,347
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/28  3,105 3,767
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/29  5,250 6,331
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/31  1,000 1,195
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/32  3,250 3,875
Kentucky Public Energy Auth., Series A, VRDN, 4.00%, 4/1/48
(Tender 4/1/24)  10,000 10,904
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  23,350 27,813
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series A, VRDN, 0.04%, 1/1/29 (2) 16,700 16,700
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series B, VRDN, 0.02%, 1/1/29 (2) 15,200 15,200
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series C, VRDN, 0.05%, 1/1/29 (2) 1,100 1,100

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Louisville & Jefferson County, Norton Healthcare, Series B, VRDN,
0.01%, 10/1/39  4,795 4,795
105,087
LOUISIANA 0.7%
Louisiana Offshore Terminal Auth., Loop Project, VRDN, 1.65%,
9/1/27 (Tender 12/1/23)  5,075 5,159
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/29 (2) 4,400 5,043
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/31 (2) 6,000 6,870
Saint Charles Parish PCR, Shell Oil, VRDN, 0.03%, 9/1/23 (2) 10,200 10,200
Saint Charles Parish PCR, Shell Oil, Series A, VRDN, 0.03%,
10/1/22 (2) 3,200 3,200
Saint Charles Parish, Valero Energy, VRDN, 4.00%, 12/1/40
(Tender 6/1/22)  2,300 2,369
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.00%, 6/1/37
(Tender 4/1/23)  1,900 1,946
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  3,500 3,632
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%,
5/15/22  3,315 3,440
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%,
5/15/23  1,500 1,627
43,486
MARYLAND 3.4%
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/25  700 723
Baltimore City, Series C, 5.00%, 7/1/27  500 555
Baltimore City, Series C, 5.00%, 7/1/28  1,165 1,295
Baltimore City, Wastewater, Series A, 5.00%, 7/1/34  3,570 4,379
Baltimore City, Wastewater, Series E, 5.00%, 7/1/26  3,030 3,365
Baltimore City, Water Project, Series C, 5.00%, 7/1/34  2,155 2,643
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/23  990 1,040
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/24  2,500 2,690
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/25  1,500 1,684
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/26  2,495 2,817
Howard County, Series D, GO, 5.00%, 2/15/31  5,480 6,949
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/28 (2) 1,000 1,279
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/29 (2) 1,000 1,307
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/30 (2) 1,000 1,330
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/31 (2) 1,150 1,556
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/32 (2) 1,250 1,682
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/33 (2) 1,150 1,539
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/34 (2) 1,000 1,334
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/35 (2) 1,000 1,331

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Purple Line Light Rail, 5.00%,
3/31/23 (2) 1,315 1,408
Maryland Economic Dev., Purple Line Light Rail, 5.00%,
3/31/25 (2) 500 576
Maryland Economic Dev., Purple Line Light Rail, 5.00%,
9/30/25 (2) 500 586
Maryland Economic Dev., Purple Line Light Rail, 5.00%,
9/30/26 (2) 3,435 3,488
Maryland Economic Dev., Purple Line Light Rail, 5.00%,
3/31/27 (2) 3,435 3,488
Maryland Economic Dev., Purple Line Light Rail, 5.00%,
3/31/28 (2) 3,435 3,488
Maryland Economic Dev., Purple Line Light Rail, 5.00%,
9/30/31 (2) 970 1,158
Maryland Economic Dev., Purple Line Light Rail, Series A, 5.00%,
3/31/24 (2) 21,440 21,773
Maryland Economic Dev., Purple Line Light Rail, Series B, 5.00%,
9/30/26 (2) 5,685 5,773
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%,
9/30/29 (2) 1,665 2,002
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/26  2,135 2,566
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  1,040 1,284
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,000 1,263
Maryland HHEFA, 5.00%, 7/1/28  2,275 2,568
Maryland HHEFA, 5.00%, 7/1/29  2,350 2,651
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/29  2,000 2,491
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/30  2,180 2,701
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/31  1,950 2,408
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/25  1,000 1,043
Maryland HHEFA, John Hopkins Univ., Series A, VRDN, 0.01%,
7/1/36  5,000 5,000
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%,
5/15/31  2,660 3,102
Maryland HHEFA, MedStar Health, 5.00%, 8/15/29  10,365 12,003
Maryland HHEFA, MedStar Health, 5.00%, 8/15/30  2,785 3,222
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  1,450 1,676
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26  2,500 2,748
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28  4,000 4,392
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38  2,020 2,207
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/33  1,000 1,148
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1,
VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  8,705 10,015
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2,
VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  2,400 2,925

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/27
(Prerefunded 7/1/24) (3) 3,200 3,664
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/28
(Prerefunded 7/1/24) (3) 12,180 13,945
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/33  4,150 5,241
Maryland State Transportation Auth., Series A, 4.00%, 7/1/37  1,500 1,874
Maryland State Transportation Auth., Series A, 4.00%, 7/1/38  500 623
Maryland State Transportation Auth., Series A, 4.00%, 7/1/40  1,250 1,550
Maryland State Transportation Auth., Series A, 5.00%, 7/1/34  1,325 1,814
Maryland State Transportation Auth., Series A, 5.00%, 7/1/35  2,000 2,733
Maryland State Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/30 (2) 1,000 1,289
Montgomery County, Series A, GO, 5.00%, 11/1/25  11,060 13,268
Montgomery County, Series C, GO, 5.00%, 10/1/24  11,460 13,210
Montgomery County Housing Opportunities Commission,
Series B, VRDN, 0.05%, 7/1/39 (2) 2,750 2,750
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/22  520 540
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/23  650 693
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27  1,465 1,621
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  1,075 1,181
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/23  1,230 1,282
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/24  750 797
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/25  1,000 1,078
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  1,000 1,106
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,825 3,102
224,012
MASSACHUSETTS 1.3%
Massachusetts, GO, 5.00%, 7/1/37  5,000 6,600
Massachusetts, GO, 5.00%, 7/1/38  3,250 4,280
Massachusetts, Series B, GO, 5.25%, 9/1/22 (7) 8,000 8,447
Massachusetts, Series C, GO, 5.50%, 12/1/23 (11) 4,500 5,064
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/37  3,750 4,676
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/38  2,500 3,109
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/39  4,325 5,365
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/40  4,050 5,013

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Massachusetts Dev. Fin. Agency, Partners Healthcare, Series S-2,
VRDN, 5.00%, 7/1/38 (Tender 1/30/25)  10,000 11,628
Massachusetts School Building Auth., Series 2012B, 5.00%,
8/15/27 (Prerefunded 8/15/22) (3) 6,205 6,521
Massachusetts School Building Auth., Series B, 5.00%, 8/15/27
(Prerefunded 8/15/22) (3) 245 257
Massachusetts School Building Auth., One Percent Dedicated
Sales Tax, Series A, 5.00%, 8/15/27 (Prerefunded 8/15/22) (3) 4,850 5,097
Massachusetts School Building Auth., One Percent Dedicated
Sales Tax, Series B, 5.00%, 8/15/28 (Prerefunded 8/15/22) (3) 13,100 13,767
Massachusetts School Building Auth., One Percent Dedicated
Sales Tax, Series B, 5.00%, 8/15/30 (Prerefunded 8/15/22) (3) 5,260 5,528
85,352
MICHIGAN 4.2%
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/25 (7) 605 683
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/26 (7) 500 563
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/27 (7) 1,280 1,440
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/28 (7) 1,000 1,125
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/30 (7) 1,200 1,349
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/31  8,560 10,390
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/32  3,500 4,245
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/33  14,085 17,066
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/36  17,950 21,633
Great Lakes Water Auth. Water Supply, Series B, 5.00%, 7/1/46  8,000 9,522
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/28  9,505 11,604
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/29  6,225 7,580
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/30  8,115 9,855
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/31  5,540 6,725
Karegnondi Water Auth., Water Supply Sys., Series A, 5.00%,
11/1/22  2,810 2,974
Michigan Fin. Auth., Series A-1, 3.00%, 7/20/22 (4) 10,375 10,650
Michigan Fin. Auth., Series A-2, 4.00%, 8/20/21  7,450 7,465
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series C, 5.00%, 7/1/35  1,000 1,166
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/28  8,890 10,880
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/30  11,880 14,498
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/31  3,000 3,656

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/32  480 584
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/34  6,580 7,996
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/41  9,695 11,670
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/28  2,505 2,919
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/29  1,000 1,164
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/30  850 989
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/31  2,250 2,616
Michigan Fin. Auth., Trinity Health Credit Group, 5.00%, 12/1/31
(Prerefunded 6/1/22) (3) 6,960 7,245
Michigan Fin. Auth., Trinity Health Credit Group, 5.50%, 12/1/29  5,000 5,925
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/34  5,000 6,284
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/35  5,750 7,209
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/37  5,000 6,247
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
5.00%, 12/1/32  1,325 1,670
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
5.00%, 12/1/32 (Prerefunded 12/1/27) (3) 155 197
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/30  1,700 2,150
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/31  1,050 1,325
Wayne County, Series C, 5.00%, 12/1/37 (1)(2)(7) 14,615 17,947
Wayne County Airport Auth., Series A, 5.00%, 12/1/37  2,020 2,148
Wayne County Airport Auth., Series B, 5.00%, 12/1/26 (2) 3,155 3,881
Wayne County Airport Auth., Series B, 5.00%, 12/1/27 (2) 1,810 2,281
Wayne County Airport Auth., Series B, 5.00%, 12/1/28 (2) 800 1,000
Wayne County Airport Auth., Series B, 5.00%, 12/1/29 (2) 600 746
Wayne County Airport Auth., Series B, 5.00%, 12/1/30 (2) 1,360 1,681
Wayne County Airport Auth., Series B, 5.00%, 12/1/31 (2) 800 989
Wayne County Airport Auth., Series B, 5.00%, 12/1/32 (2) 1,450 1,798
Wayne County Airport Auth., Series F, 5.00%, 12/1/26 (2) 3,850 4,564
Wayne County Airport Auth., Series F, 5.00%, 12/1/28 (2) 8,125 9,617
Wayne County Airport Auth., Series F, 5.00%, 12/1/34 (2) 3,500 4,127
Wayne County Airport Auth., Series G, 5.00%, 12/1/33  1,485 1,768
273,806
MINNESOTA 0.3%
Minneapolis-Saint Paul Metropolitan Airports Commission,
Series A, 5.00%, 1/1/27  6,500 7,238
Minneapolis-Saint Paul Metropolitan Airports Commission,
Series A, 5.00%, 1/1/31  3,580 3,979
Minnesota Housing Fin. Agency, Series C, VRDN, 0.04%,
1/1/38 (2) 5,000 5,000

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Minnesota, State Trunk Highway Bonds, Series B, GO, 5.00%,
10/1/24 (Prerefunded 10/1/21) (3) 3,400 3,427
19,644
MISSISSIPPI 0.0%
Jackson County, Chevron USA Project, VRDN, 0.02%,
12/15/24 (2) 400 400
400
MISSOURI 0.3%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/38 (2) 6,400 7,591
Missouri HEFA, Saint Luke's Health Sys., 5.00%, 11/15/30  4,750 5,670
Saint Louis Airport, Series B, 5.00%, 7/1/22 (2)(7) 1,050 1,096
Saint Louis Airport, Series B, 5.00%, 7/1/23 (2)(7) 975 1,064
Saint Louis Airport, Series B, 5.00%, 7/1/24 (2)(7) 1,075 1,222
Saint Louis Airport, Series B, 5.00%, 7/1/25 (2)(7) 2,725 3,207
19,850
MONTANA 0.1%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/23  835 884
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/24  880 958
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/25  925 1,032
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/26  970 1,095
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/28  1,060 1,196
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/31  1,250 1,396
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/32  445 496
7,057
NEBRASKA 0.9%
Central Plains Energy, Nebraska Gas, 5.00%, 9/1/42  12,130 12,750
Central Plains Energy, Nebraska Gas, 5.25%, 9/1/37  4,000 4,215
Central Plains Energy, Nebraska Gas, VRDN, 4.00%, 12/1/49
(Tender 8/1/25)  8,580 9,726
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/27  4,000 4,988
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/29  4,000 5,133
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/30  10,000 13,053
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/31  2,000 2,660
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/32  5,805 7,875
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/35  1,000 1,420
61,820
NEVADA 0.3%
Las Vegas Valley Water Dist., Series B, GO, 5.00%, 6/1/26  5,545 5,764
Truckee Meadows Water Auth., 5.00%, 7/1/32  4,000 4,840
Truckee Meadows Water Auth., 5.00%, 7/1/34  3,965 4,783
Truckee Meadows Water Auth., 5.00%, 7/1/35  1,195 1,438
16,825

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
NEW HAMPSHIRE 0.2%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  11,219 13,643
13,643
NEW JERSEY 2.8%
New Jersey Economic Dev. Auth., Continental Airlines, 5.125%,
9/15/23 (2) 4,900 5,168
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30 (2) 2,000 2,242
New Jersey Economic Dev. Auth., Crains Mill Project, 5.00%,
1/1/49  5,800 6,742
New Jersey Economic Dev. Auth., Crane Mill Project, 5.00%,
1/1/34  2,025 2,389
New Jersey Economic Dev. Auth., Transportation Sys., 5.00%,
11/1/33  4,750 6,069
New Jersey Economic Dev. Auth., Transportation Sys., 5.00%,
11/1/34  4,350 5,541
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/27 (7) 1,200 1,453
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., Series A,
5.25%, 7/1/28  5,000 5,470
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/32  5,275 7,017
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/33  4,000 5,306
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/35 (4) 2,500 3,197
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36 (4) 2,750 3,501
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/31  5,000 6,674
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/32  3,000 3,991
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/33  3,000 3,977
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/29  4,800 6,125
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/32  2,220 2,808
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/44  5,070 6,297
New Jersey Transportation Trust Fund Auth., Highway
Reimbursement, 5.00%, 6/15/22  5,000 5,208
New Jersey Transportation Trust Fund Auth., Transportation Sys.,
Series A, 5.00%, 12/15/24  5,000 5,767
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/24  5,225 6,027
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  5,370 6,499

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27 (Prerefunded
7/1/22) (3) 810 846
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/28 (Prerefunded
7/1/22) (3) 17,880 18,684
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/27 (Prerefunded
1/1/23) (3) 5,495 5,877
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/28 (Prerefunded
1/1/23) (3) 13,060 13,968
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/33  5,000 6,292
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/25  2,000 2,315
New Jersey Turnpike Auth., Unrefunded Balance, Series A, 5.00%,
1/1/27 (Prerefunded 7/1/22) (3) 11,190 11,693
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/30  8,000 9,944
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/31  1,425 1,798
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%,
6/1/22  400 416
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%,
6/1/23  1,945 2,114
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%,
6/1/24  2,630 2,977
Union County PCR, Exxon Mobile Project, VRDN, 0.01%, 10/1/24  2,600 2,600
186,992
NEW MEXICO 0.3%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)  2,000 2,041
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series D, VRDN, 1.10%, 6/1/40 (Tender 6/1/23)  5,750 5,836
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series F, VRDN, 1.20%, 6/1/40 (Tender 6/1/22) (2) 1,750 1,762
New Mexico Hosp. Equipment Loan Council, Series B, VRDN,
5.00%, 8/1/49 (Tender 8/1/25)  9,750 11,469
21,108
NEW YORK 14.0%
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/44  15,000 17,948
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, 5.00%, 7/1/30  1,250 1,570
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, 5.00%, 7/1/32  1,350 1,689
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/32  5,525 6,859
Dormitory Auth. of the State of New York, Orange Regional
Medical, 5.00%, 12/1/31 (1) 1,100 1,271

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Pace Univ., Series A,
5.00%, 5/1/25 (Prerefunded 5/1/23) (3) 25 27
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/25  975 1,046
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 2/15/28  6,300 7,053
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/33  8,490 9,864
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/26  20,000 24,216
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/32  18,985 23,821
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/35  23,225 29,115
Dormitory Auth. of the State of New York, Personal Income Tax,
Series D, 4.00%, 2/15/40  9,680 11,578
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 5.00%, 8/15/33  19,285 19,357
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/29  8,000 9,825
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/34  5,000 6,112
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35  3,425 4,228
Dormitory Auth. of the State of New York, Third Gen. Resolution,
5.00%, 5/15/29  5,850 6,074
Metropolitan Transportation Auth., Series C, 5.00%, 11/15/22  3,380 3,586
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/24  6,180 7,095
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/35  10,000 11,942
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/29  10,000 12,099
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/30  5,000 6,016
Metropolitan Transportation Auth., Series D-1, BAN, 5.00%, 9/1/22  37,560 39,483
Metropolitan Transportation Auth., Series E, 5.00%, 11/15/25
(Prerefunded 11/15/22) (3) 4,000 4,253
Metropolitan Transportation Auth., Dedicated Tax Fund, Series A,
5.00%, 11/15/27  9,925 10,528
Nassau County IDA, Amsterdam at Harborside, Series A, 5.875%,
1/1/23 (10)(12) 110 88
Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%,
1/1/32 (10)(12) 1,058 847
Nassau County IDA, Amsterdam at Harborside, Series A, 6.70%,
1/1/49 (10)(12) 157 125
Nassau County IDA, Amsterdam at Harborside, Series B, 5.50%,
7/1/20 (10)(12) 20 16
Nassau County IDA, Amsterdam at Harborside, Series C, 2.00%,
1/1/49 (10)(12) 596 —

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/27  1,650 1,867
New York City, Series 1, GO, 5.00%, 8/1/25  13,000 15,436
New York City, Series A-1, GO, 5.00%, 8/1/29  8,500 11,247
New York City, Series A-1, GO, 5.00%, 8/1/33  1,500 1,994
New York City, Series B-1, GO, 5.00%, 12/1/31  2,000 2,458
New York City, Series B-1, GO, 5.00%, 10/1/35  1,785 2,218
New York City, Series B-1, GO, 5.00%, 10/1/37  3,070 3,797
New York City, Series D, GO, 5.00%, 8/1/28  9,965 10,667
New York City, Series E, GO, 5.00%, 8/1/28  6,125 6,699
New York City, Series E, GO, 5.00%, 8/1/29  2,770 2,965
New York City, Series E, GO, 5.00%, 8/1/29 (Prerefunded
2/1/23) (3) 3,780 4,059
New York City, Series E-3, GO, 5.00%, 8/1/23  7,100 7,126
New York City, Series F-1, GO, 5.00%, 3/1/28 (Prerefunded
3/1/23) (3) 9,000 9,701
New York City, Series F-1, GO, 5.00%, 3/1/44  5,700 7,440
New York City, Series I, GO, 5.00%, 3/1/28  14,730 16,496
New York City IDA, Yankee Stadium Project, 4.00%, 3/1/32 (7) 5,470 6,707
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/24  5,950 5,966
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/25  5,625 5,888
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/26  15,000 15,700
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/32  16,155 20,165
New York City Transitional Fin. Auth., Building Aid, Series S-2,
5.00%, 7/15/32  7,715 9,640
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/34  5,160 6,580
New York City Transitional Fin. Auth., Future Tax, Series A, 5.00%,
11/1/27  3,290 3,330
New York City Transitional Fin. Auth., Future Tax, Series A, 5.00%,
11/1/31  10,000 13,564
New York City Transitional Fin. Auth., Future Tax, Series A, 5.00%,
2/1/33  9,000 11,037
New York City Transitional Fin. Auth., Future Tax, Series A-1,
5.00%, 8/1/24  11,500 13,163
New York City Transitional Fin. Auth., Future Tax, Series A-2,
5.00%, 8/1/36  16,840 20,921
New York City Transitional Fin. Auth., Future Tax, Series A-3,
4.00%, 5/1/43  5,120 6,065
New York City Transitional Fin. Auth., Future Tax, Series B-1,
4.00%, 11/1/39  8,500 10,248
New York City Transitional Fin. Auth., Future Tax, Series C, 5.00%,
11/1/27  19,480 22,883

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax, Series E-3,
VRDN, 0.01%, 2/1/45  500 500
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/33  11,300 13,963
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/34  3,000 3,703
New York City Transitional Fin. Auth., Future Tax, Series F-3,
5.00%, 2/1/31  7,450 8,919
New York City Water & Sewer System, 5.00%, 6/15/26  6,250 7,660
New York City Water & Sewer System, 5.00%, 6/15/31  5,680 7,069
New York City Water & Sewer System, 5.00%, 6/15/37  19,000 23,500
New York City Water & Sewer System, 5.00%, 6/15/40  5,195 6,791
New York City Water & Sewer System, Series CC, 4.00%, 6/15/41  2,530 3,038
New York City Water & Sewer System, Series EE, 5.00%, 6/15/29  7,490 7,808
New York City Water & Sewer System, Series EE, 5.00%, 6/15/31  13,070 13,625
New York City Water & Sewer System, Series FF, 5.00%, 6/15/28  6,945 7,240
New York State Energy Research & Dev. Auth., Series A-1, VRDN,
0.04%, 6/1/36 (2) 5,000 5,000
New York State Mortgage Agency, Series 139, VRDN, 0.02%,
10/1/37 (Tender 8/13/21) (2) 4,000 4,000
New York State Thruway Auth., Personal Income Tax, Series A,
5.00%, 3/15/25  1,000 1,078
New York State Thruway Auth., Personal Income Tax, Series A,
5.00%, 3/15/27  2,830 3,046
New York State Urban Dev., Series A, 5.00%, 3/15/41  5,250 6,835
New York State Urban Dev., Series E, 4.00%, 3/15/43  8,335 9,865
New York State Urban Dev., Personal Income Tax, Series A, 5.00%,
3/15/23  10,725 11,580
New York State Urban Dev., Personal Income Tax, Series A, 5.00%,
3/15/24  6,325 7,132
New York State Urban Dev., Personal Income Tax, Series C,
5.00%, 3/15/28  14,775 15,920
New York State Urban Dev., Personal Income Tax, Series C-2,
5.00%, 3/15/33  18,775 23,411
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (2) 7,935 7,952
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (2) 4,980 4,991
New York Transportation Dev., American Airlines JFK Int'l. Airport,
5.00%, 8/1/21 (2) 3,150 3,150
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/26 (2) 5,165 6,133
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/31 (2) 5,535 6,831
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/23 (2) 1,575 1,747
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/24 (2) 1,250 1,441

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/25 (2) 850 1,013
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/28 (2) 1,450 1,861
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/29 (2) 1,000 1,308
New York Transportation Dev., Terminal One Group, 5.00%,
1/1/22 (2) 2,245 2,287
New York Transportation Dev., Terminal One Group, 5.00%,
1/1/23 (2) 1,845 1,962
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/22 (2) 7,175 7,591
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/23 (2) 5,000 5,522
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/28 (2) 5,410 6,165
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26 (2) 28,545 34,799
Port Auth. of New York & New Jersey, Series 222, 5.00%, 7/15/34  5,000 6,640
Port Auth. of New York & New Jersey, Series 223, 4.00%,
7/15/39 (2) 5,200 6,341
Port Auth. of New York & New Jersey, Series 223, 4.00%,
7/15/40 (2) 5,100 6,201
Port Auth. of New York & New Jersey, Series 223, 4.00%,
7/15/41 (2) 4,925 5,967
Port Auth. of New York & New Jersey, Consolidated Bonds, 4.00%,
9/1/39 (2) 1,400 1,677
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 222, 5.00%, 7/15/32  150 201
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 222, 5.00%, 7/15/33  3,065 4,086
Triborough Bridge & Tunnel Auth., Series B, 5.00%, 11/15/26  32,550 34,559
Utility Debt Securitization Auth., Series TE, 5.00%, 12/15/29  9,190 10,242
916,108
NORTH CAROLINA 2.3%
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/35  1,880 2,357
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/36  1,875 2,343
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/38  2,225 2,763
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/39  610 755
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/40  2,030 2,506
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/41  2,000 2,460
Charlotte Water & Sewer, 5.00%, 7/1/24  5,000 5,707
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 4.00%,
1/15/35  7,200 8,132
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 5.00%,
1/15/34  3,700 4,363

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 5.00%,
1/15/38  4,000 4,698
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare,
Series A, 5.00%, 1/15/28  6,210 6,353
New Hanover County, Regional Medical Center, 5.00%, 10/1/28
(Prerefunded 10/1/21) (3) 3,000 3,023
New Hanover County, Regional Medical Center, 5.00%, 10/1/29
(Prerefunded 10/1/27) (3) 800 1,005
New Hanover County, Regional Medical Center, 5.00%, 10/1/30
(Prerefunded 10/1/27) (3) 4,235 5,323
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ., 5.00%,
1/1/33  5,205 6,259
North Carolina Eastern Municipal Power Agency, Series A, 5.00%,
1/1/26 (Prerefunded 7/1/22) (3) 1,195 1,249
North Carolina Eastern Municipal Power Agency, Series B, 6.00%,
1/1/22 (5)(13) 4,450 4,558
North Carolina Eastern Municipal Power Agency, Series D, 5.00%,
1/1/25 (Prerefunded 7/1/22) (3) 9,120 9,530
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/21  230 231
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/22  855 891
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/23  595 641
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/24  705 780
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/25  485 544
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/30 (Prerefunded 6/1/25) (3) 2,715 3,200
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/31 (Prerefunded 6/1/25) (3) 7,000 8,251
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/32 (Prerefunded 6/1/25) (3) 2,000 2,358
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series A, 5.00%, 1/1/31  10,025 11,796
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series B, 5.00%, 1/1/25 (Prerefunded 1/1/22) (3) 5,000 5,101
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series B, 5.00%, 1/1/29 (Prerefunded 1/1/22) (3) 1,300 1,326
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series B, 5.00%, 1/1/31 (Prerefunded 1/1/22) (3) 1,315 1,342
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series C, 5.00%, 1/1/29  3,000 3,548
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series C, 5.00%, 1/1/30 (Prerefunded 1/1/26) (3) 215 257

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Unrefunded Balance, Series C, 5.00%, 1/1/30  9,785 11,544
North Carolina Turnpike Auth., 5.00%, 1/1/24 (7) 700 778
North Carolina Turnpike Auth., 5.00%, 1/1/25  1,300 1,503
North Carolina Turnpike Auth., 5.00%, 1/1/26 (7) 1,350 1,612
North Carolina Turnpike Auth., 5.00%, 1/1/27 (7) 2,400 2,954
North Carolina Turnpike Auth., BAN, 5.00%, 2/1/24  15,525 17,349
149,390
OHIO 1.1%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  23,850 28,050
Cleveland Airport, Series A, 5.00%, 1/1/27 (7) 1,525 1,760
Cleveland Airport, Series A, 5.00%, 1/1/28 (7) 3,055 3,526
Cleveland Airport, Series A, 5.00%, 1/1/30 (7) 1,650 1,904
Cleveland Airport, Series A, 5.00%, 1/1/31 (7) 1,000 1,154
Columbus, Series A, GO, 4.00%, 8/15/27  4,625 5,308
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/30  1,100 1,371
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/31  1,000 1,245
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/32  1,600 1,986
Hamilton County, Life Enriching Community, 5.00%, 1/1/22  365 372
Hamilton County, Life Enriching Community, 5.00%, 1/1/23  400 424
Hamilton County, Life Enriching Community, 5.00%, 1/1/24  525 578
Hamilton County, Life Enriching Community, 5.00%, 1/1/25  800 910
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  550 644
Hamilton County, Life Enriching Community, 5.00%, 1/1/31  1,500 1,716
Montgomery County, Catholic Health Initiatives, 5.25%, 5/1/29
(Prerefunded 11/12/23) (3) 1,535 1,704
Montgomery County, Catholic Health Initiatives, Unrefunded
Balance, 5.25%, 5/1/29 (Prerefunded 11/13/23) (3) 2,860 3,167
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%, 1/1/31  5,480 6,933
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%, 1/1/33  2,735 3,450
Ohio, Infrastructure Improvement, Series A, GO, 5.00%, 9/1/23  7,045 7,765
73,967
OREGON 0.6%
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/23  250 263
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/25  280 310
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/27  305 341
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/28  320 355
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/29  335 371

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/30  355 393
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/31  370 408
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/32  390 430
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/33  410 451
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/25  500 592
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/26  450 550
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/27  500 629
Oregon, GO, 4.00%, 5/1/38  2,575 3,225
Oregon, GO, 4.00%, 5/1/39  1,870 2,334
Oregon, Series D, GO, 4.00%, 6/1/38  1,835 2,302
Oregon, Series D, GO, 4.00%, 6/1/39  1,820 2,275
Oregon, Series E, GO, 5.00%, 6/1/34  1,000 1,370
Oregon, Series E, GO, 5.00%, 6/1/35  850 1,162
Oregon, Series E, GO, 5.00%, 6/1/36  1,000 1,363
Oregon, Series E, GO, 5.00%, 6/1/37  1,420 1,929
Oregon, Series E, GO, 5.00%, 6/1/38  1,750 2,372
Oregon, Series E, GO, 5.00%, 6/1/39  5,245 7,091
Oregon, Series E, GO, 5.00%, 6/1/40  1,500 2,024
Port of Portland Airport, Series 24-B, 5.00%, 7/1/30 (2) 3,185 3,856
Port of Portland Airport, Series 24-B, 5.00%, 7/1/31 (2) 1,685 2,034
Port of Portland Airport, Series 24-B, 5.00%, 7/1/32 (2) 1,135 1,370
39,800
PENNSYLVANIA 1.1%
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/23 (1) 1,050 1,125
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/28 (1) 2,250 2,750
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/33 (1) 1,500 1,808
Chester County IDA, Longwood, 4.00%, 12/1/37  1,175 1,443
Chester County IDA, Longwood, 4.00%, 12/1/39  2,880 3,514
Chester County IDA, Longwood, 4.00%, 12/1/40  2,250 2,737
Chester County IDA, Longwood, 4.00%, 12/1/41  2,500 3,033
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/25  1,655 1,940
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/26  2,000 2,420
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/27  2,000 2,489

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/36 (1)(4) 4,005 4,245
Cumberland County Municipal Auth., Asbury Obligated Group,
5.00%, 1/1/22 (5) 170 173
Philadelphia Airport, Series C, 5.00%, 7/1/28 (2) 13,000 16,590
Southcentral Pennsylvania General Auth., Wellspan Health,
Series E, VRDN, 0.01%, 6/1/35  4,810 4,810
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/31 (7) 9,160 11,198
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/32 (7) 10,000 12,214
72,489
PUERTO RICO 3.0%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33  3,885 4,052
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.125%, 7/1/37  3,565 3,722
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.25%, 7/1/42  4,115 4,301
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/41 (10)(12) 30,830 26,552
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.125%, 7/1/37 (10)(12) 7,955 7,040
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.75%, 7/1/28 (10)(12) 8,165 7,389
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
5.75%, 7/1/38 (10)(12) 6,000 5,588
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
6.50%, 7/1/37 (10)(12) 1,865 1,802
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
5.90%, 7/1/28 (10)(12) 3,020 2,801
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (10)(12) 130 127
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (10)(12) 170 167
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (10)(12) 500 491
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (10)(12) 630 616
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/24 (10)(12) 2,380 2,330
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (10)(12) 830 812
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (10)(12) 985 964
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (10)(12) 130 127

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (10)(12) 70 69
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (10)(12) 6,525 6,411
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (10)(12) 535 522
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (10)(12) 215 211
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (10)(12) 610 599
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (10)(12) 480 475
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (10)(12) 150 140
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (10)(12) 265 257
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (10)(12) 190 186
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (10)(12) 1,890 1,843
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (10)(12) 530 521
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (10)(12) 225 221
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  20,221 22,402
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  30,723 35,824
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  9,647 7,792
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  34,049 25,563
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  20,000 6,704
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  16,370 18,604
197,225
RHODE ISLAND 0.3%
Central Falls Detention Fac., 7.25%, 7/15/35 (8)(10) 980 176
Rhode Island Health & Ed. Building, Care New England, Series A,
5.00%, 9/1/21 (5) 1,305 1,310
Rhode Island Health & Ed. Building, Care New England, Series A,
5.00%, 9/1/22 (5) 2,705 2,849
Rhode Island Health & Ed. Building, Care New England, Series A,
5.00%, 9/1/23 (5) 1,000 1,102

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/22  1,950 2,031
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/23  1,950 2,105
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/24  5,025 5,601
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/25  1,425 1,634
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/26  1,630 1,916
18,724
SOUTH CAROLINA 1.0%
Lexington County Health Services Dist., Lexington Medical Center,
5.00%, 11/1/27  1,595 2,015
Lexington County Health Services Dist., Lexington Medical Center,
5.00%, 11/1/29  3,010 3,749
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%,
10/1/48 (Tender 2/1/24)  21,000 22,774
South Carolina Jobs-Economic Dev. Auth., Bon Secours Health
Sys., 5.00%, 11/1/26 (Prerefunded 11/1/22) (3) 1,000 1,061
South Carolina Jobs-Economic Dev. Auth., Bon Secours Health
Sys., 5.00%, 11/1/29 (Prerefunded 11/1/22) (3) 9,360 9,928
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/32  7,055 8,817
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/34  8,370 10,408
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/43  4,440 5,446
South Carolina Public Service Auth., Series A, 4.00%, 12/1/37  2,000 2,406
66,604
SOUTH DAKOTA 0.1%
South Dakota HEFA, Sanford Health Group, Series B, 5.00%,
11/1/34  4,300 4,927
4,927
TENNESSEE 2.5%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI Phase I, 5.00%, 10/1/25  1,300 1,514
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI Phase I, 5.00%, 10/1/26  1,000 1,160
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI Phase I, 5.00%, 10/1/27  1,050 1,211
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI Phase I, 5.00%, 10/1/28  1,000 1,148
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI Phase I, 5.00%, 10/1/29  1,000 1,143

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/25  2,500 2,725
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/30  2,735 3,455
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/31  5,560 6,056
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/32  4,000 4,355
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/33  7,380 8,030
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/34  4,550 4,948
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  10,325 12,817
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  2,255 2,806
Memphis-Shelby County Airport Auth., Series A, 5.00%, 7/1/45 (2) 12,235 15,817
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/22 (2) 2,250 2,349
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/23 (2) 3,155 3,445
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/24 (2) 670 761
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/25 (2) 2,350 2,766
Metropolitan Gov't. of Nashville & Davidson County, Series C, GO,
5.00%, 7/1/32 (Prerefunded 7/1/25) (3) 8,000 9,478
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, 5.00%, 7/1/30  2,250 2,732
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  2,000 2,411
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  6,580 7,898
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46  5,000 5,972
Tennergy, Series A, VRDN, 5.00%, 2/1/50 (Tender 10/1/24)  10,000 11,379
Tennessee, Series B, GO, 5.00%, 8/1/30  6,860 8,361
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/21  2,330 2,339
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24  12,770 14,630
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  4,945 5,957
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  13,040 17,535
165,198
TEXAS 10.6%
Arlington Special Tax Revenue, Senior Lien, Series A, 5.00%,
2/15/35 (7) 2,500 3,110
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/25 (2) 650 775
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/26 (2) 1,100 1,351

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/29 (2) 1,200 1,452
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/31 (2) 1,550 1,876
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/32 (2) 1,700 2,207
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/33 (2) 2,000 2,589
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/33 (2) 1,130 1,367
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/36 (2) 1,000 1,286
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/37 (2) 2,680 3,439
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/23  2,450 2,577
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/24  1,030 1,120
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/25  700 783
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/26  1,310 1,504
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/33  1,950 2,220
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/22  1,650 1,671
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/23  1,000 1,042
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/24  500 535
Austin Water & Wastewater Sys. Revenue, 5.00%, 11/15/30  5,340 6,652
Central Texas Regional Mobility Auth., 5.00%, 1/1/22  845 861
Central Texas Regional Mobility Auth., 5.00%, 1/1/23  1,050 1,119
Central Texas Regional Mobility Auth., 5.00%, 1/1/32  6,475 7,646
Central Texas Regional Mobility Auth., 5.00%, 1/1/33  3,970 4,680
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/23  475 507
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/33
(Prerefunded 1/1/23) (3) 2,600 2,781
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/34  900 1,085
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/36  1,250 1,497
Central Texas Regional Mobility Auth., Series E, 5.00%, 1/1/32  1,200 1,582
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.75%, 8/15/33  10,000 11,752
Cypress-Fairbanks Independent School Dist., GO, 5.00%, 2/15/29  3,840 4,457
Cypress-Fairbanks Independent School Dist., Series A, GO,
4.00%, 2/15/37  675 841
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/32  5,000 5,966
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/33  1,825 2,175

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/24  1,025 1,183
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/25  910 1,089
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/26  1,500 1,855
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/29 (2) 6,000 6,625
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/29  5,985 6,341
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/27  1,300 1,449
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/28  2,000 2,227
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/29  1,300 1,446
Dallas/Fort Worth Int'l. Airport, Series F, 5.25%, 11/1/28  1,850 2,060
Dallas/Fort Worth Int'l. Airport Fac. Improvement., UPS, VRDN,
0.05%, 5/1/32 (2) 3,320 3,320
Decatur Hosp. Auth., Wise Regional Health, Series A, 5.00%,
9/1/22  450 471
Decatur Hosp. Auth., Wise Regional Health, Series A, 5.00%,
9/1/34  1,750 1,951
Decatur Hosp. Auth., Wise Regional Health, Series A, 5.25%,
9/1/29  1,000 1,132
Grand Parkway Transportation, Grand Parkway Sys., 4.00%,
10/1/45  19,285 22,950
Grand Parkway Transportation, Tela Supported, Series A, 5.00%,
10/1/34  8,495 10,728
Gulf Coast Auth., Exxon Mobil Project, Series A, VRDN, 0.02%,
6/1/30 (2) 6,000 6,000
Gulf Coast Auth., Exxon Mobil Project, Series B, VRDN, 0.02%,
6/1/25 (2) 6,245 6,245
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/22)  5,275 5,597
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/24)  5,500 6,332
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., Series A, 5.00%, 12/1/24  2,170 2,504
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., Series A, 5.00%, 12/1/30 (Prerefunded 12/1/24) (3) 3,300 3,823
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series B,
VRDN, 0.01%, 12/1/59  3,280 3,280
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%,
8/15/31  3,000 3,769
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%,
8/15/32  2,550 3,204
Harris County, Tax Road, Series A, GO, 5.00%, 10/1/28  2,180 2,598
Houston, Series A, GO, 5.00%, 3/1/22  1,975 2,031
Houston Airport, Series B-1, 5.00%, 7/15/35 (2) 8,350 9,301
Houston Airport, United Airlines, Terminal E, 4.75%, 7/1/24 (2) 7,335 7,870
Houston Airport, United Airlines, Terminal E, 5.00%, 7/1/29 (2) 10,200 11,234
Houston Combined Utility, Series B-3, VRDN, 0.02%, 5/15/34  2,200 2,200
Houston Combined Utility, Series C, 5.00%, 5/15/27  8,950 10,122
Houston Combined Utility, Series C, 5.00%, 5/15/28  6,655 7,517

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Houston Combined Utility Sys. Revenue, Series A, 4.00%,
11/15/33  1,200 1,528
Houston Combined Utility Sys. Revenue, Series A, 4.00%,
11/15/34  1,225 1,554
Houston Combined Utility Sys. Revenue, Series A, 4.00%,
11/15/35  1,610 2,034
Houston Independent School Dist., GO, 5.00%, 2/15/31  3,710 4,576
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/31  3,275 3,914
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/32  6,500 7,762
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/25  2,485 2,789
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/27  6,000 6,722
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/31  750 967
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/32  1,000 1,296
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/33  1,100 1,421
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/34  1,000 1,287
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/41  4,250 5,469
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/26  2,890 3,134
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/28  9,800 10,622
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/30  13,805 14,961
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/31  10,000 10,832
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/36  6,055 6,545
Lower Colorado River Auth., LCRA Transmission Services Project,
Series D, 5.00%, 5/15/30  4,450 5,204
Lower Colorado River Auth., LCRA Transmission Services Project,
Series D, 5.00%, 5/15/31  4,630 5,408
Mission Economic Dev., Natagasoline, Series B, 4.625%,
10/1/31 (1)(2) 10,700 11,300
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/23  250 274
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/24  500 568
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/25  750 881
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/26  1,020 1,195
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/27  2,145 2,503
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/29  780 902
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/30  835 962
North Texas Tollway Auth., Series A, 5.00%, 1/1/26  135 151
North Texas Tollway Auth., 1st Tier, 5.00%, 1/1/23  1,875 2,004
North Texas Tollway Auth., 1st Tier, 5.00%, 1/1/23 (5) 1,235 1,321

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
North Texas Tollway Auth., 1st Tier, Series 2016A, 5.00%, 1/1/31  3,750 4,461
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/22 (5) 2,195 2,239
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/25  2,000 2,137
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/26  2,495 2,665
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/27  5,525 6,149
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/29
(Prerefunded 1/1/22) (3) 2,935 2,994
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/31  1,250 1,478
North Texas Tollway Auth., 1st Tier, Series B, 5.00%, 1/1/27
(Prerefunded 1/1/22) (3) 10,205 10,410
North Texas Tollway Auth., 1st Tier, Series B, 5.00%, 1/1/28
(Prerefunded 1/1/22) (3) 7,440 7,590
North Texas Tollway Auth., 2nd Tier, Series A, 5.00%, 1/1/34  9,235 10,575
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/25  2,640 2,820
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/26  700 747
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/30  6,530 7,720
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/31  10,690 11,838
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/32  1,815 2,202
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/33  3,910 4,741
North Texas Tollway Auth., 2nd Tier, Series B, Refunding, 5.00%,
1/1/31  2,000 2,356
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/33  2,265 2,773
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/27  1,500 1,782
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/28  1,720 2,039
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/29  1,200 1,421
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/30  1,500 1,772
Tarrant County College Dist., GO, 5.00%, 8/15/22  8,830 9,282
Tarrant County College Dist., GO, 5.00%, 8/15/23  8,270 9,095
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources,
Series A, 5.00%, 2/15/34  3,615 4,356
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  27,810 32,783
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior
Lien, Series A, 5.25%, 12/15/25  4,460 5,348
Texas Municipal Gas Acquisition & Supply I, Senior Lien, Series A,
5.25%, 12/15/22  2,435 2,602
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/27  6,700 8,405
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/28  3,600 4,622
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29  4,800 6,290
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  5,600 7,472
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  9,475 12,847
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/32  5,375 7,396

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/35  6,000 7,684
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/36  3,235 4,134
Texas Transportation Commission, Central Texas Turnpike,
Series B, 5.00%, 8/15/32  14,785 16,737
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/31  7,415 8,336
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/32  465 522
Texas Transportation Commission, First Tier, 5.00%, 10/1/23  14,000 15,492
Texas Transportation Commission, Mobility Fund, GO, 5.00%,
10/1/27  6,100 6,887
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/31  12,420 15,611
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/33  8,000 10,020
Texas Transportation Commission, Mobility Fund, Series B, GO,
5.00%, 10/1/33  19,275 24,142
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/27  2,500 2,860
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/28  1,600 1,827
Univ. of Texas, Board of Regents, Series B, 5.00%, 8/15/28  12,080 13,753
694,457
UTAH 1.8%
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32 (2) 3,925 4,812
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31 (2) 3,500 4,383
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/35 (2) 11,070 14,627
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/36 (2) 9,545 12,573
Salt Lake City Airport, Series A, 5.00%, 7/1/30 (2) 2,200 2,691
Salt Lake City Airport, Series A, 5.00%, 7/1/31 (2) 2,560 3,129
Salt Lake City Airport, Series A, 5.00%, 7/1/32 (2) 1,825 2,280
Salt Lake City Airport, Series A, 5.00%, 7/1/33 (2) 5,050 6,292
Salt Lake City Airport, Series A, 5.00%, 7/1/34 (2) 20,065 26,627
Salt Lake City Airport, Series A, 5.00%, 7/1/35 (2) 3,500 4,343
Salt Lake City Airport, Series A, 5.00%, 7/1/36 (2) 6,000 7,429
Salt Lake City Airport, Series A, 5.00%, 7/1/42 (2) 6,695 8,084
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (2) 7,750 9,473
Utah County, Series C, VRDN, 0.01%, 5/15/51  2,000 2,000
Utah Transit Auth., Sales Tax, 5.00%, 6/15/25 (Prerefunded
6/15/22) (3) 2,250 2,346
Utah Transit Auth., Sales Tax, 5.00%, 6/15/28 (Prerefunded
6/15/22) (3) 3,850 4,015
Vineyard Redev. Agency, 4.00%, 5/1/32 (4)(7) 135 166
Vineyard Redev. Agency, 4.00%, 5/1/34 (4)(7) 300 366
Vineyard Redev. Agency, 4.00%, 5/1/36 (4)(7) 250 303
Vineyard Redev. Agency, 4.00%, 5/1/38 (4)(7) 270 326

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Vineyard Redev. Agency, 4.00%, 5/1/39 (4)(7) 225 271
Vineyard Redev. Agency, 4.00%, 5/1/40 (4)(7) 320 384
Vineyard Redev. Agency, 5.00%, 5/1/29 (4)(7) 385 498
Vineyard Redev. Agency, 5.00%, 5/1/30 (4)(7) 215 282
Vineyard Redev. Agency, 5.00%, 5/1/31 (4)(7) 235 314
118,014
VIRGINIA 4.2%
Arlington County, Series A, GO, 5.00%, 8/1/23 (Prerefunded
8/1/22) (3) 6,300 6,609
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32  555 737
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/33  1,265 1,675
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34  2,405 3,174
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  500 659
Botetourt County, Residential Care Fac., Glebe, Series A, 4.75%,
7/1/23  1,010 1,068
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/30  1,400 1,879
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/31  1,450 1,959
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/32  2,200 2,962
Fairfax County IDA, Inova Health, Series B, 5.00%, 5/15/26  3,950 4,803
Fairfax County IDA, Inova Health, Series D, 5.00%, 5/15/28  15,250 15,822
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing, 5.00%, 10/1/34  3,715 4,706
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,645 1,834
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31  1,000 1,113
Fredericksburg Economic Dev. Auth., Medicorp Health, 5.25%,
6/15/22  3,415 3,563
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/27  1,325 1,558
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/28  3,160 3,696
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/27 (Prerefunded 8/1/26) (3) 1,190 1,457
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
7/1/29 (Prerefunded 7/1/24) (3) 3,890 4,432
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/31 (Prerefunded 8/1/26) (3) 5,700 6,979
Hampton Roads Sanitation Dist., Wastewater, Series A, , 5.00%,
8/1/30 (Prerefunded 8/1/26) (3) 3,635 4,451
Hampton Roads Sanitation Dist., Wastewater, Unrefunded
Balance, Series A, 5.00%, 8/1/27  2,280 2,802

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Hampton Roads Transportation Accountability Commission,
Series A, BAN, 5.00%, 7/1/22  15,550 16,243
Loudoun County IDA, Howard Hughes Medical, Series A, VRDN,
0.02%, 2/15/38  2,500 2,500
Loudoun County IDA, Howard Hughes Medical, Series E, VRDN,
0.02%, 2/15/38  1,075 1,075
Norfolk Economic Dev. Auth., Bon Secours Health, 5.00%,
11/1/28 (Prerefunded 11/1/22) (3) 5,000 5,303
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
5.00%, 11/1/48 (Tender 11/1/28)  3,795 4,896
Upper Occoquan Sewage Auth., 5.00%, 7/1/26 (Prerefunded
7/1/25) (3) 7,925 9,389
Upper Occoquan Sewage Auth., 5.00%, 7/1/29 (Prerefunded
7/1/25) (3) 13,000 15,402
Virginia College Building Auth., Series A, 5.00%, 9/1/29  4,825 5,865
Virginia College Building Auth., Series A, 5.00%, 9/1/29
(Prerefunded 9/1/26) (3) 175 214
Virginia College Building Auth., Public Higher Ed. Fin., Series A,
5.00%, 2/1/30 (Prerefunded 2/1/25) (3) 13,800 16,095
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/25  5,500 6,481
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/30  7,900 9,996
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/32  7,075 8,846
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, 5.00%, 9/15/30  5,000 6,124
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, Series A, GAN, 5.00%, 9/15/24 (Prerefunded
3/15/22) (3) 2,175 2,241
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, Series A, GAN, 5.00%, 9/15/27 (Prerefunded
3/15/22) (3) 5,000 5,153
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/25  3,950 4,626
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/31  8,540 10,701
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 9/15/31  6,725 8,428
Virginia Public Building Auth., Series B, 5.00%, 8/1/23  3,025 3,324
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
5.25%, 1/1/32 (2) 3,850 4,018
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
5.50%, 1/1/42 (2) 11,315 11,830
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/44 (2) 1,905 1,941

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2012, 5.00%, 7/1/34 (2) 1,500 1,529
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2017, 5.00%, 7/1/34 (2) 29,100 29,669
Winchester Economic Dev. Auth., Valley Health Sys., 5.00%,
1/1/30  250 294
Winchester Economic Dev. Auth., Valley Health Sys., 5.00%,
1/1/31  2,275 2,677
Winchester Economic Dev. Auth., Valley Health Sys., 5.00%,
1/1/33  3,000 3,524
Winchester Economic Dev. Auth., Valley Health Sys., Series A,
5.00%, 1/1/27 (Prerefunded 1/1/24) (3) 750 836
Winchester Economic Dev. Auth., Valley Health Sys., Series A,
5.00%, 1/1/28 (Prerefunded 1/1/24) (3) 450 502
Winchester Economic Dev. Auth., Valley Health Sys., Series A,
5.00%, 1/1/29 (Prerefunded 1/1/24) (3) 945 1,053
278,713
WASHINGTON 3.5%
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/31  18,555 22,078
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/32  6,480 7,698
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/41  30,000 40,118
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/30  2,640 3,116
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/34  4,850 6,013
Port of Seattle, Series A, 5.00%, 8/1/31  3,500 3,665
Port of Seattle, Series B, 5.00%, 10/1/25 (2) 4,845 5,705
Port of Seattle, Series B, 5.00%, 3/1/32  2,000 2,271
Washington, Series C, GO, 5.00%, 2/1/46  6,530 8,567
Washington, Series F, GO, 5.00%, 6/1/46  11,305 14,946
Washington, Series R-2021A, GO, 5.00%, 6/1/33  2,150 2,877
Washington Health Care Fac. Auth., Commonspirit Health,
Series B-1, VRDN, 5.00%, 8/1/49 (Tender 8/1/24)  5,500 6,146
Washington Health Care Fac. Auth., Commonspirit Health,
Series B-2, VRDN, 5.00%, 8/1/49 (Tender 8/1/25)  1,550 1,796
Washington, Motor Vehicle Fuel Tax, GO, 5.00%, 7/1/26  4,130 4,312
Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 8/1/29  7,415 8,775
Washington, Motor Vehicle Fuel Tax, Series R-2015, GO, 5.00%,
7/1/29  12,850 14,865
Washington, Motor Vehicle Fuel Tax, Series R-2015, GO, 5.00%,
7/1/32  9,200 10,629
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34  15,540 19,417
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/35  5,910 7,380
Washington, Various Purpose, Series C, GO, 5.00%, 2/1/35  5,630 7,104

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/33  4,500 5,501
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/34  5,000 6,087
Washington, Various Purpose, Series R-2018D, GO, 5.00%, 8/1/34  18,485 23,096
232,162
WEST VIRGINIA 0.2%
West Virginia Parkways Auth., 5.00%, 6/1/36  1,285 1,726
West Virginia Parkways Auth., 5.00%, 6/1/37  1,500 2,008
West Virginia Parkways Auth., 5.00%, 6/1/38  1,500 2,003
West Virginia Parkways Auth., 5.00%, 6/1/39  1,525 2,032
West Virginia Parkways Auth., 5.00%, 6/1/40  1,750 2,327
10,096
WISCONSIN 1.5%
Wisconsin, Series 1, GO, 5.00%, 5/1/30  2,250 3,041
Wisconsin, Series 1, GO, 5.00%, 5/1/31  2,805 3,760
Wisconsin, Series 3, GO, 5.00%, 11/1/29  13,500 16,847
Wisconsin, Series 3, GO, 5.00%, 11/1/30  13,740 17,073
Wisconsin, Series 3, GO, 5.00%, 11/1/32  10,835 13,404
Wisconsin, Series A, GO, 5.00%, 5/1/34  14,545 16,980
Wisconsin, Series B, GO, 5.00%, 5/1/28 (Prerefunded 5/1/22) (3) 1,750 1,815
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-3, VRDN, 5.00%, 8/15/54 (Tender 1/31/24)  4,500 5,026
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/23  515 565
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/24  950 1,086
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/25  1,420 1,684
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/27  1,700 2,139
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/29  770 964
Wisconsin Housing & Economic Dev. Auth., Series C, VRDN,
0.02%, 3/1/31  2,205 2,205
Wisconsin Housing & Economic Dev. Auth., Series E, VRDN,
0.05%, 9/1/35 (2) 3,000 3,000
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%, 5/15/27 (1) 1,950 2,178
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%, 5/15/31 (1) 1,220 1,347
Wisconsin, Unrefunded Balance, Series 2, GO, 5.00%, 5/1/25
(Prerefunded 5/1/22) (3) 4,925 5,106
98,220
Total Investments in Securities 100.5%
(Cost $6,155,663) $ 6,588,039
Other Assets Less Liabilities (0.5)% (34,088)
Net Assets 100.0% $ 6,553,951
‡ Par is denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE Summit Municipal Intermediate Fund

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$86,815 and represents 1.3% of net assets.
(2) Interest subject to alternative minimum tax.
(3) Prerefunded date is used in determining portfolio maturity.
(4) When-issued security
(5) Escrowed to maturity
(6) Insured by Build America Mutual Assurance Company
(7) Insured by Assured Guaranty Municipal Corporation
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Non-income producing
(11) Insured by AMBAC Assurance Corporation
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Insured by National Public Finance Guarantee Corporation
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GAN Grant Anticipation Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SIFMA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

T. ROWE PRICE Summit Municipal Intermediate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Intermediate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Summit Municipal Intermediate Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Summit Municipal Intermediate Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Summit Municipal Intermediate Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On July 31, 2021, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
F83-054Q3 07/21